Accounts Receivable, Net of Allowance for Doubtful Accounts (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Billed receivable	$ 156,633,471	$ 83,892,036
Unbilled receivable	92,572,783	73,436,707
Total	$ 249,206,254	$ 157,328,743